Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 11 – Fair Value of Financial Instruments

Financial instruments are recorded at carrying value in the financial statements and approximate fair value as of the dates presented.  The fair value of these instruments is disclosed below in accordance with current accounting guidance related to financial instruments.

The fair value of funds restricted for construction activity and loans payable are determined based on their carrying amount and utilizing level 1 methods and assumptions.  As of December  31, 2012 and 2011, the carrying amount of the Company’s funds restricted for construction activity was $23,572 and $88,905,  respectively, which equates to their estimated fair value.  As of December  31, 2012 and 2011, the carrying amount of the Company’s loans payable was $80,383 and $107,771, respectively, which equates to their estimated fair value.  The fair value of cash and cash equivalents, which is comprised of a money market fund, is determined based on the net asset value per unit utilizing level 2 methods and assumptions.  As of December  31, 2012 and 2011, the carrying amounts of the Company's cash and cash equivalents was $5,521 and $8,204, which equates to their fair value.

The carrying amount and estimated fair value of the Company’s long-term debt are as follows:

	December 31,
	2012	2011

Carrying amount	$1,588,992	$1,475,886
Estimated fair value	1,702,997	1,549,343

The fair value of long-term debt has been determined by discounting the future cash flows using current market interest rates for similar financial instruments of the same duration utilizing level 2 methods and assumptions.  The Company’s customers’ advances for construction have a carrying value of $71,595 and $66,198 at December 31, 2012 and 2011, respectively.  Their relative fair values cannot be accurately estimated because future refund payments depend on several variables, including new customer connections, customer consumption levels and future rate increases.  Portions of these non-interest bearing instruments are payable annually through 2027 and amounts not paid by the contract expiration dates become non-refundable.  The fair value of these amounts would, however, be less than their carrying value due to the non-interest bearing feature.